Document and Entity Information	Oct. 30, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 30, 2023
Entity Registrant Name	Aileron Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38130
Entity Tax Identification Number	13-4196017
Entity Address Address Line 1	738 Main Street
Entity Address Address Line 2	#398
Entity Address City Or Town	Waltham
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02451
City Area Code	617
Local Phone Number	995-0900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ALRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On October 31, 2023, Aileron Therapeutics, Inc., a Delaware corporation (“Aileron” or the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Original Report”) to report that, among other things, the Company acquired Lung Therapeutics, Inc., a Texas corporation (“Lung”), pursuant to that certain Agreement and Plan of Merger, dated October 31, 2023 (the “Merger Agreement”), by and among Aileron, AT Merger Sub I, Inc., a Delaware corporation and a wholly owned subsidiary of Aileron (“First Merger Sub”), AT Merger Sub II, LLC, a Delaware limited liability company and wholly owned subsidiary of Aileron (“Second Merger Sub”), and Lung. Pursuant to the Merger Agreement, First Merger Sub merged with and into Lung, pursuant to which Lung was the surviving entity and became a wholly owned subsidiary of Aileron (the “First Merger”). Immediately following the First Merger, Lung merged with and into Second Merger Sub, pursuant to which Second Merger Sub was the surviving entity (the “Second Merger,” together with the First Merger, the “Merger”).This Current Report on Form 8-K/A is being filed by the Company to amend the Original Report solely to provide the financial statement and financial information required by Item 9.01 of Form 8-K that were not filed with the Original Report.Except as provided herein, the disclosures contained in this Current Report on Form 8-K/A have not been updated to reflect events, results or developments that have occurred since the filing of the Original Report. This Current Report on Form 8-K/A should be read in conjunction with the Original Report, which provides a more complete description of the Merger.
Entity Central Index Key	0001420565